Finance income and expense (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income
Interest received on bank deposits	£ 24	£ 6	£ 29		£ 1
Gain on equity settled derivative financial liability	386	398	468	936
Total finance income	410	404	497	936	1
Finance expense
Interest expense on lease liabilities	15	24	43	36	20
Other loans	7		10	8	14
Loss on equity settled derivative financial liability					397
Total finance expense	£ 22	£ 24	£ 53	£ 44	£ 431